Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 28, 2018	Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	United Cannabis Corp
Entity Central Index Key	0001436161
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Public Float			$ 1,365,000
Entity Common Stock, Shares Outstanding		64,112,932
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Amendment Description	Updated financial statements